Debt (Fortman Insurance Agency, LLC)	12 Months Ended
Dec. 31, 2018
Fortman Insurance Agency, LLC [Member]
Debt

NOTE 4. DEBT

Debt consisted of the following at:

	December 31, 2018	December 31, 2017
Vehicle note payable due December 2022	$-	$42,412
Vehicle note payable due February 2022	21,905	28,501
Vehicle note payable due August 2022	21,616	-
	43,521	70,913
Less: current portion	14,677	13,037
Long-term debt	$28,844	$57,876

Future minimum payments approximate the following as of December 31, 2018:

Years ending December 31,
2019	$14,677
2020	14,677
2021	11,975
2022	2,191
Total	$43,521

Note Payables

On December 28, 2016, the Company entered into a note agreement with a financial institution whereby the Company borrowed $50,160 for the purchase of a vehicle. The note bears an interest rate of 3% and requires monthly payments of principal and interest until the note matures on December 27, 2022. This note is collateralized by the vehicle. As of December 31, 2018, and 2017, this note payable had an outstanding principal balance of $0 and $42,412, respectively.

On February 26, 2016, the Company entered into a note agreement with a financial institution whereby the Company borrowed $40,210 for the purchase of a vehicle. The note bears an interest rate of 2.25% and requires monthly payments of principal and interest until the note matures on February 26, 2022. This note is collateralized by the vehicle. As of December 31, 2018, and 2017, this note payable had an outstanding principal balance of $21,905 and $28,501, respectively.

On August 11, 2018, the Company entered into a note agreement with a financial institution whereby the Company borrowed $23,430 for the purchase of a vehicle. The note bears an interest rate of 7.15% and requires monthly payments of principal and interest until the note matures on August 17, 2022. This note is collateralized by the vehicle. As of December 31, 2018, and 2017, this note payable had an outstanding principal balance of $21,616 and $0, respectively.